Financial Instruments - Summary of Maturity Analysis of Contractual and Legal Obligations (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Employee benefits	$ 500,754	$ 226,874
Earn-out obligation	1,875,427	13,149,130
Liquidity risk [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables	5,661,844	3,229,685
Employee benefits	500,754	226,874
Notes payable and bank indebtedness	68,502,574	48,495,668
Earn-out obligation	1,977,334	14,120,227
Deferred consideration	3,300,000	4,200,000
Financial liabilities	79,942,506	70,272,454
Liquidity risk [member] | Less than one year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables	5,661,844	3,229,685
Employee benefits	500,754	226,874
Notes payable and bank indebtedness	4,018,179	8,970,825
Deferred consideration	1,000,000	900,000
Financial liabilities	11,180,777	13,327,384
Liquidity risk [member] | One to three years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Notes payable and bank indebtedness	64,484,395	39,524,843
Earn-out obligation	1,977,334	14,120,227
Deferred consideration	2,300,000	3,300,000
Financial liabilities	$ 68,761,729	$ 56,945,070